Form N-1A Cover	Apr. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Prospectus Date	Feb. 20, 2026
Supplement to Prospectus [Text Block]	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – May
(the “Fund”)Supplement dated April 30, 2026
to the Fund’s Currently Effective Summary Prospectus and ProspectusAs described in detail in the Fund’s prospectus, an investment in shares of the Fund is subject to a pre-determined upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (generally, an approximate one-year period over which the Fund seeks to produce the target outcome). The Target Outcome Period for the Fund will commence on May 1, 2026 and end on April 30, 2027.An investment in the Fund over the course of the Target Outcome Period will be subject to the Fund’s cap and downside buffer as set forth in the table below.Fund NameTickerCapInvestment ObjectivePGIM S&P 500 Max Buffer ETF – MayPMMYGross: 6.96%Net: 6.46%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while seeking to maximize the downside protection against the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s approximate upside cap over the period May 1, 2026 through April 30, 2027 is 6.96% (before fees and expenses). The downside buffer for the period is 100% (before fees and expenses).* Takes into account the Fund’s unitary management fee.In connection with the onset of the new Target Outcome Period, the Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the dates associated with the prior Target Outcome Period are deleted in their entirety and replaced with references to the new Target Outcome Period: May 1, 2026 through April 30, 2027.■All references to the upside cap for the prior outcome period are deleted in their entirety and replaced with the corresponding cap and downside buffer set forth in the table above.